Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 74	$ 62
Dividends received on our common shares held in plan assets	$ 2	$ 3
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	0.4	0.3
Plan assets, fair value of our common shares	$ 66	$ 37
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	818	(440)
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	5	(44)
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	455	346
Estimated contributions to pension plans and other post-employment benefit plans	508
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	186	193
Net interest expense (income) for pension plans	(5)	(5)
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	2	2
Net interest expense (income) for pension plans	(145)	(157)
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	91	$ 80
Estimated contributions to pension plans and other post-employment benefit plans	$ 93